Consolidated Statement Of Financial Position $ in Thousands		Dec. 31, 2019 KRW (₩)	[1]	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2018 KRW (₩)
ASSETS
Cash and due from financial institutions		₩ 20,837,878,000,000		$ 18,034,270		₩ 20,274,490,000,000
Financial assets at fair value through profit or loss		53,549,086,000,000		46,344,387		50,987,847,000,000
Derivative financial assets		3,190,673,000,000		2,761,388		2,025,962,000,000
Loans at amortised cost		339,684,059,000,000		293,981,669		319,201,603,000,000
Financial investments		71,782,606,000,000		62,124,700		61,665,094,000,000
Investments in associates and joint ventures		598,240,000,000		517,751		504,932,000,000
Property and equipment		5,067,377,000,000		4,385,593		4,272,127,000,000
Investment property		2,827,988,000,000		2,447,500		2,119,811,000,000
Intangible assets		2,737,813,000,000		2,369,457		2,755,783,000,000
Net defined benefit assets		946,000,000		819		0
Current income tax assets		19,095,000,000		16,526		10,004,000,000
Deferred income tax assets		3,597,000,000		3,113		4,158,000,000
Assets held for sale		23,151,000,000		20,036		16,952,000,000
Other assets		18,215,608,000,000		15,764,811		15,749,535,000,000
Total assets		518,538,117,000,000	[2]	448,772,020		479,588,298,000,000	[2]
LIABILITIES
Financial liabilities at fair value through profit and loss		15,368,153,000,000		13,300,463		15,326,859,000,000
Derivative financial liabilities		3,007,341,000,000		2,602,722		2,901,247,000,000
Deposits		305,592,771,000,000		264,477,153		276,770,449,000,000
Debts		37,818,860,000,000		32,730,566		33,004,834,000,000
Debentures		50,935,583,000,000	[3]	44,082,515		53,278,697,000,000
Provisions		527,929,000,000		456,899		525,859,000,000
Net defined benefit liabilities		253,989,000,000		219,816		262,213,000,000
Current income tax liabilities		432,431,000,000		374,250		698,634,000,000
Deferred income tax liabilities		777,793,000,000		673,146		492,534,000,000
Insurance contract liabilities		34,966,683,000,000		30,262,132		33,412,949,000,000
Other liabilities		29,737,259,000,000		25,736,295		27,200,996,000,000
Total liabilities		479,418,792,000,000	[2]	414,915,957		443,875,271,000,000	[2]
TOTAL EQUITY
Share capital		2,090,558,000,000	[4],[5]	1,809,286		2,090,558,000,000	[4],[5]
Hybrid securities		399,205,000,000		345,495		0
Capital surplus		17,122,777,000,000		14,819,013		17,121,660,000,000
Accumulated other comprehensive income		348,021,000,000		301,197		177,806,000,000
Retained earnings		19,709,545,000,000	[6]	17,057,748		17,282,441,000,000	[6]
Treasury shares		(1,136,188,000,000)		(983,321)		(968,549,000,000)
Equity attributable to shareholders of the parent company		38,533,918,000,000		33,349,418		35,703,916,000,000
Non-controlling interests		585,407,000,000		506,644		9,111,000,000
Total equity	[8]	39,119,325,000,000	[7]	33,856,062	[7]	35,713,027,000,000
Total liabilities and equity		₩ 518,538,117,000,000		$ 448,772,019		₩ 479,588,298,000,000

[1]	The consolidated statement of financial position as of December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives as of December 31, 2018 has not been restated.
[2]	Assets and liabilities of the reporting segments are amounts before intra-segment transaction adjustment.
[3]	The significant benchmark interest rate indicators for the hedge relationship are LIBOR and CD rate, and the hedge accounting in Note 9 is directly affected by these amendments.
[4]	Due to the retirement of shares deducted through profits, it is different from the total par value of the shares issued.
[5]	In millions of Korean won.
[6]	Retained earnings restricted for dividend at subsidiaries level pursuant to law and regulations amounts to KRW3,418,136 million as of December 31, 2019.
[7]	The consolidated statement of changes in equity for the year ended December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives for the years ended December 31, 2017 and 2018 has not been restated.
[8]	The consolidated statements of changes in equity for the years ended December 31, 2018 and 2019 are prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.